Document and Entity Information	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity Registrant Name	VAALCO ENERGY INC /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32167
Entity Tax Identification Number	76-0274813
Entity Address, Address Line One	9800 Richmond Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	623-0801
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000894627
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	EGY
Security Exchange Name	NYSE